Other Receivables and Prepayments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of other receivables and prepayments
	September 30, 2022	December 31, 2021
Deposits and other receivables	$25,297	$18,430
Prepayments	15,771	37,495
	$41,068	$55,925

	2021	2020
Deposits and other receivables	$18,430	$19,027
Prepayments	37,495	31,279
	$55,925	$50,306